Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2014
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)
7. Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC Topic 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as foreign currency translation adjustments.